Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Schedule of balances reported in the consolidated balance sheets related to the Group's leases

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	For the years ended December 31,
	2024	2025
	US$	US$
Operating lease right-of-use assets	10,880,673	11,674,596
Operating lease liabilities	10,056,251	10,976,915

Schedule of operating lease expenses and short-term lease expenses

The following table presents operating lease expenses and short-term lease expenses reported in the consolidated statements of comprehensive income related to the Group’s leases:

	For the years ended December 31,
	2024	2025
	US$	US$
Operating lease expenses	5,168,034	6,580,883
Short-term lease expenses	520,775	562,458

Summary of supplemental information related to operating leases

A summary of supplemental information related to operating leases is as follows:

	For the years ended December 31,
	2024	2025
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	6,319,923	6,897,814
Non-cash right-of-use assets in exchange for new lease obligations:
Operating leases	6,748,032	6,182,198
Weighted average remaining lease term:
Operating leases	4 years	3 years
Weighted average discount rate:
Operating leases	4.8%	4.9%

18.
Lease (Continued)

Operating leases (Continued)

Summary of maturity analysis of the annual undiscounted cash flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

2025
US$
Years ending December 31:
2026	7,092,390
2027	3,899,443
2028	544,714
2029	—
2030 and after	—
Total undiscounted operating lease payments	11,536,547
Less: imputed interest	(559,632)
Present value of operating lease liabilities	10,976,915